ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
	2013	2012
Accounts payable	$1,312,192	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	525,898	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$1,955,940	$377,376